Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (14,809)	$ (16,278)	$ (22,291)	$ (21,931)	$ (29,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,013	1,450	1,896	2,035	2,076
Gain on discontinued operations		(129)	(129)	1,446	633
Securities received in payment of license fees		5		(750)
Share-based compensation	750	998	1,647	1,152	1,151
Change in market value of warrants	(346)
Loss on disposal of fixed assets	18	39	710	17	382
Impairment of patents		47	47
Changes in operating assets and liabilities:
Accounts receivable, net	479	(195)	(635)	276	363
Product inventories	246	(1,400)	(1,599)	(4,896)	(98)
Prepaid expenses and other current assets	36	(477)	(449)	(1,352)	226
Other assets		125	125	33
Trade accounts payable	(740)	1,835	1,064	958	(7,297)
Accrued salaries and benefits	694	939	118	(736)	(878)
Accrued warranty	68	52	132	43	(2,880)
Deferred revenues	(1,029)	3,153	2,205
Accrued liabilities	98	(14)	(59)	(6)	5
Net cash used in operating activities	(13,522)	(9,850)	(15,172)	(24,208)	(30,324)
Cash flows from investing activities:
Purchase of property, plant and equipment	(343)	(955)	(953)	(149)	(2,773)
Proceeds from disposition of assets	5	8	13		35
Net cash used in investing activities	(338)	(947)	1,667	1,863	(2,734)
Cash flows from financing activities:
Issuance of common shares for cash, net of issuance costs paid	61,851	709	692	12,813	10,000
Payment of warrant redemptions	(530)
Proceeds from notes payable	1,500	122	6	387	345
Payment of notes payable	(198)	(600)	(600)	(926)	(813)
Repayment of long-term debt	(17)	(14)	(20)	(15)
Net cash provided by financing activities	62,606	217	78	12,379	11,001
Net increase (decrease) in cash and cash equivalents	48,746	(10,580)	(13,427)	(9,966)	(22,057)
Beginning of period	4,695	18,122	18,122	28,088	50,145
End of period	53,441	7,542	4,695	18,122	28,088
Supplemental disclosures:
Cash paid for interest	153	45	49	97	133
NON-CASH TRANSACTIONS:
Acquisition of assets included in accounts payable	38	7	26	75	10
Issuance of 710,976 shares of restricted stock to directors		320	320	397	303
Unrealized loss on available for sale securities		$ (133)	$ 1,560	$ 313	$ (1,388)